FINANCIAL INSTRUMENTS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	$ (5,256)	$ (87,027)
Uruguay [Member] | Commodity contracts [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	$ 2,216	$ 1,298
Uruguay [Member] | Commodity contracts [Member] | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Nominal Amounts Of Hedging Instrument	$ 4,760	$ 5,508
Hedging instrument, liabilities	$ 1,372	$ 1,059
Uruguay [Member] | Commodity contracts [Member] | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 4,002	$ 2,661
Hedging instrument, liabilities	$ 732	$ 156
Uruguay [Member] | Commodity contracts [Member] | Fuel oil No.6 Three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Citibank U.K.	Citibank U.K.
Nominal Amounts Of Hedging Instrument	$ 761	$ 378
Hedging instrument, liabilities	$ 112	$ 83